FINANCIAL OBLIGATIONS - Borrowings (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 3,882,485	$ 3,646,796
BANCOLDEX
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 1,326,045	1,303,648
BANCOLDEX | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.02%
BANCOLDEX | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	21.15%
BANCOLDEX | DTF | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.10%
BANCOLDEX | DTF | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.83%
BANCOLDEX | LIBOR 1 | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.15%
BANCOLDEX | LIBOR 1 | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.54%
BANCOLDEX | LIBOR 6 | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.38%
BANCOLDEX | LIBOR 6 | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.08%
BANCOLDEX | IBR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.10%
BANCOLDEX | IBR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	8.31%
FINAGRO
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 338,195	278,025
FINAGRO | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.50%
FINAGRO | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	15.48%
FINAGRO | DTF | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINAGRO | DTF | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	7.00%
FINAGRO | IBR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.90%
FINAGRO | IBR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.90%
FINDETER
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 2,218,245	$ 2,065,123
FINDETER | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.25%
FINDETER | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	13.38%
FINDETER | DTF | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.60%
FINDETER | DTF | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.38%
FINDETER | IPC | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINDETER | IPC | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.00%
FINDETER | LIBOR 6 | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.51%
FINDETER | LIBOR 6 | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.81%
FINDETER | IBR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.40%
FINDETER | IBR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.90%